Leases - Summary of lease cost (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease, Cost [Abstract]
Amortization of right-of-use assets	¥ 39,311	¥ 36,094
Interest of lease liabilities	7,246	5,087
Expenses for short-term leases within 12 months	5,394	5,461
Total lease cost	¥ 51,951	¥ 46,642